UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ewing & Partners
Address:       4514 Cole Avenue, Suite 808
               Dallas, TX  75205

13F File Number:    28-6820

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy G. Ewing
Title:         Managing Partner
Phone:         (214) 522-2100
Signature, Place, and Date of Signing:

  /S/ Timothy G. Ewing        Dallas, Texas            February 3, 2000
  --------------------        -------------            ----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13F Information Table Value Total:           $110,072


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                           FORM 13F INFORMATION TABLE


                                                                                                        VOTING AUTHORITY
                                                                                                 --------------------------
                      TITLE OF              VALUE     SHARES/   SH/    PUT/  INVSTMT    OTHER
NAME OF ISSUER          CLASS     CUSIP   (X$1,000)   PRN AMT   PRN    CALL  DSCRETN   MANAGERS   SOLE      SHARED    NONE
--------------          -----     -----    --------   -------   ---    ----  -------  ---------   ----      ------    ----

ALLSTATE FINL CORP VA    COM    020011102       $241    668,368   SH            SOLE                668,368
AMERICA SVC GROUP INC    COM    02364L109    $10,344    689,575   SH            SOLE                689,575
CHEROKEE INC DEL NEW     COM    16444H102    $17,563  2,112,869   SH            SOLE              2,112,869
GOLDEN ST BANCORP INC  WT EXP   381197128     $6,565    995,639  PRN            SOLE                995,639
                       082100
HAWTHORNE FINL CORP      COM    420542102     $5,915    473,226   SH            SOLE                473,226
MARVEL ENTERPRISES       COM    57383M108    $15,509  2,819,876   SH            SOLE              2,819,876
  INC
MIAMI COMPUTER SUPPLY    COM    593261100    $52,902  1,424,973   SH            SOLE              1,424,973
  CORP
WILSHIRE REAL ESTATE     COM    971892104     $1,033    486,000   SH            SOLE                486,000
  INVT

